Acquisitions and divestitures	12 Months Ended
Dec. 31, 2024
Acquisitions And Divestitures
Acquisitions and divestitures

17. Acquisitions and divestitures

Effects on the income statement

		Year ended December 31,
	Reference	2024	2023	2022
Anglo American Minério de Ferro Brasil S.A.	17(a)	626	-	-
Vale Oman Distribution Center	17(b)	1,222	-	-
Aliança Geração Energia S.A.	17(c)	305	-	-
PT Vale Indonesia Tbk	17(d)	1,059	-	-
Mineração Rio do Norte	17(f)	-	(87)	-
Companhia Siderúrgica do Pecém (i)	17(h)	-	31	(135)
Midwestern System	17(i)	-	-	1,158
California Steel Industries	17(j)	-	-	292
Manganese	17(k)	-	-	(10)
Other		-	-	19
		3,212	(56)	1,324
Discontinued operations (Coal)	17(l)	-	-	2,483
		3,212	(56)	3,807

(i)	Includes impairment of the investment in the amount of US$111 and a provision for accounts receivable with CSP in the amount of US$24.

a) Purchase of equity interest in Anglo American Minério de Ferro Brasil S.A. (“Anglo American Brasil”) – In February 2024, the Company entered into a binding agreement with Anglo American plc for the purchase of 15% interest in Anglo American Brasil, the company that currently owns the Minas-Rio complex (“Minas-Rio”), in Brazil. The transaction was concluded in December 2024, and under the terms agreed, Vale contributed with Serra da Serpentina iron ore resources in the amount of US$750 and paid US$30 in cash. Additionally, depending on future iron ore prices over the next four years, there may be an adjustment to the transaction price and the fair value adjustments of this mechanism will be recognized in the Company's income statement, if any.

As a result of the transaction, Vale recognized a gain of US$626 in the income statement as “(Impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net” due to the difference between the fair value and the carrying amount of the iron ore resources of Serra da Serpentina, which were contributed to Anglo American Brasil as part of the consideration transferred for the equity interest acquired.

The Company will also receive its pro-rata share of Minas-Rio's production, in addition to holding an option to purchase an additional 15% shareholding in Anglo American Brasil. The exercise price of the option will be the fair value, calculated at the time of exercise.

Upon completion of the transaction, Anglo American Brasil has become an associate of Vale, and the investment is accounted for equity method due to the significant influence exercised by Vale in the investee.

b) Divestment on Vale Oman Distribution Center (“VODC”) – VODC operates a maritime terminal with access to the Port of Sohar in Oman, featuring a deep-water jetty and an integrated iron ore blending and distribution center with a nominal capacity of 40 Mtpy.

In August 2024, the Company established a joint venture with AP Oryx Holdings LLC (“Apollo”) through a binding agreement to sell 50% equity interest in VODC for US$600 million. The transaction was completed in September 2024, reducing Vale’s stake in VODC from 100% to 50% and changing its status from a subsidiary to a joint venture.

With this transaction, Vale shared control over VODC with Apollo and, from then on, will no longer consolidate VODC, which will be accounted for as a joint venture using the equity method.

As a result of the transaction, the Company recognized a gain of US$1,222 in the income statement as “(Impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net ”. This gain is due to (i) the result of the sale of the equity interest in the amount of US$555, (ii) the result of the remeasurement to fair value of the remaining interest in the amount of US$555, and (iii) the reclassification to income statement of the cumulative translation adjustments in the amount of US$112. The effects of this transaction are summarized below:

September 26th, 2024
Sale of the 50% equity interest
Cash received	600
Derecognition of VODC's net assets	(45)
Gain on sale of equity interest	555

Remeasurement of the 50% interest retained
Fair value of 50% interest retained	600
Derecognition of VODC’s net assets	(45)
Gain on remeasurement of equity interest	555

Other effects of the deconsolidation
Gain on the reclassification of cumulative translation adjustments	112
Gain on the transaction recorded in the income statement	1,222

c) Acquisition of Aliança Geração de Energia S.A. (“Aliança Energia”) – Aliança Energia operates power generation assets in Brazil, with a portfolio of seven hydroelectric plants in the state of Minas Gerais and three operational wind farms in the states of Rio Grande do Norte and Ceará. The company was established in 2015 by Vale and Cemig Geração e Transmissão S.A. (“Cemig GT”) as a jointly controlled entity.

On March 2024, the Company entered into an agreement with Cemig GT to acquire its 45% stake in Aliança Energia. The decision was taken in the context of the divestment plan announced to the market by Cemig GT in 2020, and Vale chose to exercise its preferential right of acquisition.

On August 2024, the transaction was completed for the amount of US$493 (R$2,737 million), and Vale became the sole owner of Aliança Energia. As a result, the Company recorded a gain of US$305 in the income statement as “Results from investments and other results in associates and joint ventures,” due to the remeasurement to fair value of the previously held equity interest and began to consolidate Aliança Energia in its financial statements.

The fair value of the identifiable assets acquired and liabilities assumed as a result of the acquisition are presented below:

		Aliança Energia
	Notes	August 13th, 2024
Identifiable assets acquired
Cash and cash equivalents		95
Intangible	18	828
Property, plant and equipment	19	573
Other		40
		1,536
Liabilities assumed
Loans and borrowings	11(c)	245
Deferred taxes on profit	9(b)	312
Other		140
		697
Net assets acquired		839

As disclosed below, the deferred tax liability recognized on the difference between the fair value and the book value of the net assets acquired results in goodwill, which is not deductible for tax purposes.

	Note	August 13, 2024
Consideration transferred for acquisition of the 45% equity interest held by Cemig GT		493
Fair value of the 55% stake previously held by Vale		603
Total [A]		1,096

Fair value of net assets acquired		1,096
(-) Deferred tax liability on the difference between the fair value and the book value of net assets		(257)
Total net assets [B]		839

Goodwill [A-B]	18	257

d) Divestment on PT Vale Indonesia Tbk (“PTVI”) – PTVI has a contract of work with the government of Indonesia to operate its mining licenses (“Contract of Work”), expiring in December 2025. To extend the period of the mining licenses beyond 2025, PTVI must meet certain requirements under the Contract of Work, including the commitment to meet a threshold of Indonesian participants in its shareholding structure.

In November 2023, the Company signed a Heads of Agreement with PT Mineral Industri Indonesia (“MIND ID”) and Sumitomo Metal Mining Co., Ltd. (“SMM”) regarding the divestment obligation in PTVI. Therefore, since the year ended December 31, 2023, PTVI assets and liabilities were classified as held for sale.

In June 2024, the transaction was concluded, and the Company reduced its interests in PTVI in approximately 10.5%. This divestment was carried out through (i) the issuance of PTVI’s new shares, thereby diluting Vale in 2.1%, and (ii) by the direct sale of 8.4% of Vale’s shares to MIND ID. As a result of the transaction, MIND ID became PTVI's largest shareholder, holding approximately 34.0% of the issued shares, with the Company and SMM holding approximately 33.9% and 11.5%, respectively. The completion of the transaction fulfills the divestment obligations of the Contract of Work and satisfies a key condition for PTVI to extend its mining license until 2035, with potential extension beyond this period subject to certain requirements.

With the transaction, Vale received US$155 for its shares and lost control over PTVI and so, the Company will no longer consolidate PTVI, which will be accounted for as an associate under the equity method due to the significant influence it will retain over PTVI.

As result, the Company recognized a gain of US$1,059 in the income statement year ended December 31, 2024, as "(Impairment), reversal of impairment and gains (losses) on disposal of non-current assets, net ". This gain is due to the reclassification of cumulative translation adjustments of US$1,063 and the gain on remeasurement of the interest retained at fair value of the US$657, net of the loss on the reduction in PTVI stake in the amount of US$661. The effects of this transaction are summarized below:

August 13th, 2024
Cash consideration received	155
Fair value of 33.9% interest retained (i)	1,910

Effects of the deconsolidation:
Derecognition of net assets of PTVI	(3,697)
Gain on derecognition of noncontrolling shareholders	1,628
Gain on the reclassification of cumulative translation adjustments	1,063
Gain on the transaction recorded in the income statement	1,059

(i) The fair value of the 33.9% retained interest was estimated based on a third-party valuation report. The valuation considered the discounted cash flow method. The key assumptions considered were (i) discount rate of 7.75% with incremental risk premium of around 1.00% on certain assets, (ii) asset life through to 2065, and (iii) range of expected nickel prices from US$/t 17,501 to US$/t 21,000.

Balance sheet of PTVI classified as held for sale

December 31, 2023
Assets
Cash and cash equivalents	703
Accounts receivable	20
Inventories	80
Taxes	117
Investments	13
Property, plant and equipment	2,792
Intangible	69
Other assets	139
3,933
Liabilities
Suppliers and contractors	172
Deferred income taxes	213
Other liabilities	176
561
Net assets held for sale	3,372

e) Strategic partnership in the Energy Transition Metals business – In July 2023, the Company signed a binding agreement with Manara Minerals, a joint venture between Ma’aden and Saudi Arabia’s Public Investment Fund, under which Manara Minerals would make an equity investment in Vale Base Metals Limited (“VBM”), the holding entity for Vale’s Energy Transition Metals Business that was a wholly owned subsidiary. At the same time, Vale and Engine No. 1 entered into another binding agreement for an equity investment in VBM.

In April 2024, the Company concluded the transaction with Manara Minerals to sell 10% of the business for US$2,455, which was fully contributed to VBM thereby diluting Vale to a 90% equity interest, retaining control over VBM. As a result, Vale recognized a gain from the sale in the amount of US$895, of which US$1,514 was attributable to noncontrolling interests recorded in the equity as "Transactions with noncontrolling interests".

Additionally, in April 2024, Vale and Engine No. 1 agreed to not proceed with the transaction, which was discontinued, without any penalties to both parties.

f) Mineração Rio do Norte S.A. (“MRN”) – In November 2023, Vale concluded the sale of its 40% interest in MRN, which has been impaired in full since 2021, to Ananke Alumina S.A. (“Ananke”), an associate of Norsk Hydro ASA. At closing of the transaction, Vale paid US$72 to the buyer, resulting in a loss of US$87 recorded in the income statement for the year ended December 31, 2023, as “Equity results and other results in associates and joint ventures”.

g) Vale Oman Pelletizing Company LLC (“VOPC”) – In February 2023, OQ Group exercised their option to sell its 30% noncontrolling interest held in VOPC, a subsidiary consolidated by the Company. As a result, in April 2023, the Company completed the transaction and acquired the minority interest previously held by the OQ Group for US$130, resulting in a gain of US$3, recorded in equity as “Transactions with of noncontrolling interests”, since it resulted from a transaction between shareholders. Upon closing, Vale owns 100% of VOPC's share capital.

h) Companhia Siderúrgica do Pecém (“CSP”) – In July 2022, the Company and the other shareholders of CSP signed a binding agreement with ArcelorMittal Brasil S.A. (“ArcelorMittal”) for the sale of CSP. Following the terms of the agreement, the Company has impaired its investment in full, with an impact of US$111 and recorded a provision for accounts receivable with CSP in the amount of US$24, both recorded in the income statement for the year ended December 31, 2022.

In March 2023, the Company completed the sale of its interest in CSP to ArcelorMittal, for US$1,082, which was fully used to prepay most of the outstanding net debt of US$1,149. The remaining balance was settled by the shareholders and so Vale disbursed US$67 upon completion of the transaction. The Company also derecognized its financial liability related to the guarantee granted to CSP, leading to a gain of US$31 recorded as “Equity results and other results in associates and joint ventures” for the year ended December 31, 2023.

i) Midwestern System – In April 2022, the Company entered into an agreement with J&F Mineração (“J&F”) for the sale of Vale’s iron ore, manganese and logistics assets in the Centro-Oeste System, through equity interests in Mineração Corumbaense Reunida S.A., Mineração Mato Grosso S.A., International Iron Company, Inc. and Transbarge Navegación S.A.

The carrying amount of those assets were fully impaired in past years and the Company had a liability related to take-or-pay logistics contracts that were deemed onerous contracts under the Company’s business model for the Midwestern System.

However, these offers received during the sale process of the assets represented an objective evidence of impairment reversal and the remeasurement of the existing provision, which led to a gain of US$1,121 recorded as “(Impairment), reversal of impairment and gains (losses) on disposals of non-current assets, net”, of which US$214 relates to the property, plant and equipment and US$916 is due to the onerous contract liability, partially offset by losses in working capital adjustments at the closing of the transaction in the amount of US$9.

In July 2022, the Company completed the transaction and received US$140. Following the disposal, the Company recorded a gain of US$37 related to the reclassification of the cumulative translation adjustments from the equity to the income statement, recorded in “Other financial items, net”.

j) California Steel Industries (“CSI”) - In December 2021, the Company entered into a binding agreement with Nucor Corporation (“Nucor”) for the sale of its 50% interest in CSI for US$437. In February 2022, the Company concluded the sale and recorded a gain of US$292 for the year ended December 31, 2022, as “Equity results and other results in associates and joint ventures”, of which US$142 relates to a gain from the sale and US$150 is due the reclassification of the cumulative translation adjustments from the shareholders’ equity to the income statement.

k) Manganese

Operations in Minas Gerais - In January 2022, the Company completed the sale of its ferroalloy operations in Barbacena and Ouro Preto and its manganese mining operations at Morro da Mina, in the state of Minas Gerais, to VDL Group (“VDL”) for a total consideration of US$40. As the Company had already adjusted the net assets to the fair value less cost of disposal, the closing did not result in an additional impact on the income statement for 2022.

Operations in Bahia - In 2020, the Company decided to shut down the Simões Filho operation, located in the State of Bahia, the plant was part of Vale Manganês business and produced manganese ferroalloy. In 2022, the Company signed a binding agreement with Minas Ligas for a partial sale of the assets of this plant for US$11, which resulted in an impairment loss of US$10 for the year ended December 31, 2022.

l) Discontinued operations (Coal)

Binding agreement with Vulcan Resources (“Vulcan”)

In December 2021, the Company entered into a binding agreement with Vulcan Resources (formerly Vulcan Minerals) for the sale of these assets. Under the sale agreement Vulcan has committed to pay the gross amount of US$270, in addition of a 10-year royalty agreement subject to certain mine production and coal price conditions and so, due to the nature and uncertainties related to the measurement of these royalties, gains will be recognized as incurred. In April 2022, the transaction was completed, and the Company recorded a net income from discontinued operations of US$2,060 for the year ended December 31, 2022, which is mainly driven by the reclassification of the cumulative translation adjustments of US$3,072, from the equity to the income statement, which was partially offset by the derecognition of noncontrolling interest of US$585 due to the deconsolidation of the coal assets. Additionally, until the closing of the transaction, the Company recorded losses of US$589 due to the impairment of assets acquired in the period and working capital adjustments.

Net income and cash flows from discontinued operations

Year ended December 31, 2022
Net income from discontinued operations
Net operating revenue	448
Cost of goods sold and services rendered	(264)
Operating expenses	(13)
Impairment and results on disposals of non-current assets, net	(589)
Operating loss	(418)
Cumulative translation adjustments	3,072
Derecognition of noncontrolling interest	(585)
Financial results, net	(7)
Net income before income taxes	2,062
Income taxes	(2)
Net income from discontinued operations	2,060
Net income attributable to Vale's shareholders	2,060

Year ended December 31, 2022
Cash flow from discontinued operations
Operating activities
Net income before income taxes	2,062
Adjustments:
Impairment and results on disposals of non-current assets, net	589
Derecognition of noncontrolling interest	585
Financial results, net	(3,065)
Decrease in assets and liabilities	(130)
Net cash generated by operating activities	41

Investing activities
Additions to property, plant and equipment	(38)
Disposal of coal, net of cash	(65)
Net cash used in investing activities	(103)

Financing activities
Payments	(11)
Net cash used in financing activities	(11)
Net cash used in discontinued operations	(73)

Accounting policy

Business combinations - The acquisition method of accounting is used to account for all business combinations, irrespective of whether equity instruments or other assets are acquired. The consideration transferred for acquiring a subsidiary comprises (i) the fair values of the assets transferred; (ii) assumed liabilities of the acquired business; (iii) equity interests issued to the Company; (iv) the fair value of any asset or liability resulting from a contingent consideration arrangement; and (v) the fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, initially measured at their fair values on the acquisition date. The Company recognizes any noncontrolling interest in the acquired entity on an acquisition-by-acquisition basis, either at fair value or at the noncontrolling interest’s proportionate share of the acquired entity’s net identifiable assets.

Discontinued operations - The designation as a discontinued operation occurs either upon disposal or when the operation meets the criteria for classification as held for sale if this condition is met earlier. A discontinued operation refers to a component of a Company's business that encompasses cash flows and operations distinguishable from the remainder of the Company, representing a significant separate line of business or geographical area of operations.

The results of discontinued operations are presented in a single amount in the income statement, including the post-tax results of these operations, net of any impairment loss. Cash flows related to operating, investing, and financing activities of discontinued operations are disclosed in a separate note.

Upon classifying an operation as discontinued, the income statements for prior periods are restated as if the operation had been discontinued since the beginning of the comparative period.

Any noncontrolling interest associated with a group disposal held for sale is presented in equity and is not reclassified in the statement of financial position.